Investments in unconsolidated joint ventures, New 2020 Joint Venture (Details) $ in Thousands			12 Months Ended
	Apr. 22, 2021 USD ($)	Apr. 24, 2020 USD ($) Company Agreement Vessel t	Dec. 31, 2022 USD ($) Valuation	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Apr. 22, 2022 USD ($)	Dec. 10, 2020	Mar. 31, 2020	Mar. 12, 2020 USD ($)
Investments in Unconsolidated Joint Ventures [Abstract]
Investment in unconsolidated joint venture			$ 0	$ 0	$ 27,454
Estimated useful life of vessels			25 years
Prepayments of credit facility			$ 68,893	$ 28,313	$ 269,621
MR Seller [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Number of joint venture agreements | Agreement		2
M/T Eco Yosemite Park and M/T Eco Joshua Park [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Term of time charter			5 years
Optional term to extend time charter			2 years
California 19 Inc. and California 20 Inc. [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Number of companies owning vessels | Company		2
Investment in unconsolidated joint venture		$ 27,000
California 19 Inc. and California 20 Inc. [Member] | Loan Agreement with Alpha Bank [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Face amount									$ 37,660
Term of loan			5 years
Minimum market value of vessels as a percentage of amount outstanding			200.00%
Number of valuations to be performed per year | Valuation			3
California 19 Inc. and California 20 Inc. [Member] | Loan Agreement with Alpha Bank [Member] | LIBOR [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Basis spread on variable rate			3.00%
California 19 Inc. and California 20 Inc. [Member] | Just-C Limited [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Ownership percentage			50.00%
California 19 Inc. and California 20 Inc. [Member] | MR Seller [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Ownership percentage								50.00%
California 19 Inc. and California 20 Inc. [Member] | CSI [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Commission for sale and purchase of vessels		$ 454
California 19 Inc. and California 20 Inc. [Member] | M/T Eco Yosemite Park and M/T Eco Joshua Park [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Number of scrubber-fitted vessels owned | Vessel		2
Dwt of scrubber-fitted vessels | t		50,000
California 19 Inc. and California 20 Inc. [Member] | M/T Eco Yosemite Park [Member] | Loan Agreement with Alpha Bank [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Face amount									18,830
Balloon installment payable at maturity			$ 18,830
California 19 Inc. and California 20 Inc. [Member] | M/T Eco Joshua Park [Member] | Loan Agreement with Alpha Bank [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Face amount									$ 18,830
Balloon installment payable at maturity			$ 18,830
California 19 Inc. [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Ownership percentage		50.00%	50.00%	50.00%	50.00%		50.00%
Excess of purchase price over net book value of vessels		$ 1,646
Excess of fair market value over carrying value of vessels		$ 1,963
California 19 Inc. [Member] | Loan Agreement with Alpha Bank [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Prepayments of credit facility	$ 330
Balance outstanding						$ 18,500
California 20 Inc. [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Ownership percentage		50.00%	50.00%	50.00%	50.00%		50.00%
Excess of purchase price over net book value of vessels		$ 1,654
Excess of fair market value over carrying value of vessels		$ 1,963
California 20 Inc. [Member] | Loan Agreement with Alpha Bank [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Prepayments of credit facility	$ 330
Balance outstanding						$ 18,500